Operating Leases – Right-of-Use Assets (Details) - Schedule of Supplemental Disclosure Related to Operating Leases	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	¥ 8,355,000	$ 61,438
Weighted average remaining lease term of operating leases	5 months 1 day	5 months 1 day
Weighted average discount rate of operating leases	1.60%	1.60%